Financial Risk Management - Additional Information (Detail) - 12 months ended Dec. 31, 2021 ₩ in Millions, $ in Millions	KRW (₩)	USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain loss on hedge ineffectiveness recognised in other comprehensive income	₩ 3,268
Derivative financial liabilities held for hedging	₩ 13,400
Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of Borrowing interest rate basis subject to termination and discontinuation	The publication of LIBOR, except overnight, 1-month, 3-month, 6-month, and 12-month USD LIBORs, was terminated as of December 31, 2021 and the five LIBORs, as mentioned above, will be discontinued by June 30, 2023.
Cash flow hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain loss on hedge ineffectiveness recognised in other comprehensive income	₩ 0
Derivative financial assets held for hedging	905
Derivative financial liabilities held for hedging	₩ 13,400
Derivative instrument held for hedging, Contracted selling amount | $		$ 1,200
Derivative instrument held for hedging, Contracted exchange rate	1,160~1,202.5
Contracted derivative instruments expected settlement date, Term	6 months
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 170,000
Currency interest rate swap contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 1,713,048	$ 1,445